Premises and Equipment - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of premises and equipment
Operating leases - right of use asset	$ 2,425	$ 0
Total, premises and equipment	60,942	60,508
Less accumulated depreciation	25,554	25,614
Property, Plant and Equipment, Net, Total	35,388	34,894
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	9,433	9,917
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	34,926	35,674
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	14,081	14,163
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 77	$ 754